Employee Future Benefits - Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans (Detail)	Dec. 31, 2017	Dec. 31, 2016
U.S. plans [Member] | Pension plans [Member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.60%	4.10%
U.S. plans [Member] | Pension plans [Member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	4.10%	4.40%
U.S. plans [Member] | Retiree welfare plans [Member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.60%	4.10%
Initial health care cost trend rate	8.50%	8.80%
U.S. plans [Member] | Retiree welfare plans [Member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	4.10%	4.30%
Initial health care cost trend rate	8.80%	9.00%
Canadian plans [Member] | Pension plans [Member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.50%	3.90%
Canadian plans [Member] | Pension plans [Member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.90%	4.10%
Canadian plans [Member] | Retiree welfare plans [Member] | Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.60%	4.00%
Initial health care cost trend rate	5.90%	6.00%
Canadian plans [Member] | Retiree welfare plans [Member] | Defined benefit cost [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	4.00%	4.10%
Initial health care cost trend rate	6.00%	6.10%